Segment Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,835	$ 7,471	$ 7,916
Long-lived assets	19,913	17,507	12,449
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,685	7,320	7,714
Long-lived assets	18,776	16,637	11,866
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	150	151	202
Long-lived assets	$ 1,137	$ 870	$ 583